NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Jun. 30, 2018
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

CordovaCann Corp. (formerly LiveReel Media Corporation) (the “Company” or “CordovaCann”) is a Canadian-domiciled company focused on building a leading, diversified cannabis products business across multiple jurisdictions including Canada and the United States. CordovaCann primarily provides services and investment capital to the processing and production vertical markets of the cannabis industry. On January 3, 2018, the Company changed its name from LiveReel Media Corporation to CordovaCann Corp. The Company’s registered address is 333 Bay Street, Suite 1700, Toronto, Ontario, M5H 2R2.

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as promulgated by the International Accounting Standards Board (“IASB”) on a going concern basis which presumes the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future. There is substantial doubt about the Company's ability to continue as a going concern as the Company incurred a comprehensive loss of $4,865,249 (June 30, 2017 – $88,405; June 30, 2016 - $73,712) during the year ended June 30, 2018 and has a total accumulated deficit of $13,734,265 (June 30, 2017 – $8,868,332) as at June 30, 2018. The Company’s ability to continue as a going concern is dependent upon its ability to access sufficient capital until it has profitable operations and raises a material concern. To this point, all operational activities and overhead costs have been funded through equity issuances, debt issuances and related party advances.

The Company believes that continued funding from equity and debt issuances will provide sufficient cash flow for it to continue as a going concern in its present form, however, there can be no assurances that the Company will achieve this. Accordingly, these consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.

The Company’s common shares trade on the OTCQB in the United States under the symbol “LVRLF”. On August 8, 2018, the Company’s common shares commenced trading on the Canadian Securities Exchange under the symbol “CDVA” to secure future financing in Canadian Dollars.